FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: or fiscal year ending: 12/31/2002

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.
1.	A.	Registrant Name:	KILICO Variable Annuity Separate Account
	B.	File Number: 811-	3199
	C.	Telephone Number:	847-874-4000
2.	A.	Street: 1600 McConnor Parkway
	B.	City: Schaumburg	C.	State: IL	D.	Zip Code: 60196 Zip Ext: 6801
	E.	Foreign Country:		Foreign Postal Code:
3.	Is this the first filing on this form by Registrant? (Y/N)	N
4.	Is this the last filing on this form by Registrant? (Y/N)	N
5.	Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes), complete only items 89 through 110.]	N
6.	Is Registrant a unit investment trust (UIT)? (Y/N) [If answer is "Y" (Yes) complete only items 111 through 132.]	Y

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]
	B.	How many separate series or portfolios did Registrant have at the end of the period?

01

If filing more than one Page 46, "X" box:	[ ]
For period ending	12/31/2002
File number 811-	3199

122. [/ ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 1

123.	[/ ]	State the total value of the additional units considered in answering item 122 ($000's omitted)	$ 678
124.	[/ ]

State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)

$
125.	[/ ]

State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)

$ 8,195
126.

Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)

$ 0
127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)
A.	U.S. Treasury direct issue		$
B.	U.S. Government agency		$
C.	State and municipal tax-free		$
D.	Public utility debt		$
E.	Brokers or dealers debt or debt of brokers' or dealers' parent		$
F.	All other corporate intermed. & long term debt		$
G.	All other corporate short-term debt		$

H.	Equity securities of brokers or dealers or parents of brokers or dealers		$
I.	Investment company equity securities		$
J.	All other equity securities	1	$ 4,569,857
K.	Other securities		$
L.	Total assets of all series of registrant	1	$ 4,569,857

46

If filing more than one Page 47, "X" box:	[ ]
For period ending	12/31/2002
File number 811-	3199

128.	[/ ]

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

[If answer is "N" (No), go to item 131.]

___ Y/N
129.	[/ ]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is "N" (No), go to item 131.]	___ Y/N
130.	[/ ]

In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

[If answer is "N" (No), go to item 131.]

___ Y/N
131.	[/ ]	Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)	$77,901
132.	[/ ]	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-
	811-	811-	811-	811-	811-

47

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Schaumburg and State of Illinois on March 24, 2003.

KEMPER INVESTORS LIFE INSURANCE COMPANY KILICO VARIABLE ANNUITY SEPARATE ACCOUNT (NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)

Witness:	___________________________ Frank J. Julian Senior Vice President, Associate General Counsel and Assistant Secretary (Name and Title)	By:	____________________________________ David S. Jorgensen Senior Vice President, Controller and Treasurer (Name and title of person signing on behalf of registrant, depositor or trustee)